                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                REPORT FOR CALENDAR MONTH ENDING:  July 31, 2001

                Name of Registrant: The SMALLCap Fund, Inc./TM/
                                    By: Fran Pollack-Matz, Secretary

                                                                        Approximate Asset
                                                                      Value or approximate
                                      Number of                        asset coverage per
Date of each     Identification         Shares         Price per        share at time of       Name of Seller or
 Transaction       of Security        Purchased          Share              purchase           of Seller's Broker
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
  07/24/01        Common Stock          2,000           11.550               12.842             Weeden & Co. LP
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